Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilites [Abstract]
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consisted of the following:

	Year Ended December 31,
	2021	2020
	(in thousands)
Accrued salary and other employee liabilities	$2,423	$1,327
Accrued legal and professional services	1,540	968
Accrued cash interest and unfunded fees	—	1,068
Other accrued liabilities	637	198
Total	$4,600	$3,561